Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Available-for-sale securities reserve
Opening balance	$ 64	$ 10
Net gains/(losses) from changes in fair value	(104)	75
Income tax effect	34	(19)
Transferred to income statements	66	(3)	$ (8)
Income tax effect	(25)	1
Exchange differences	2
Closing balance	37	64	10
Share-based payment reserve
Opening balance	1,431	1,333
Share-based payment expense	103	98	116
Closing balance	1,534	1,431	1,333
Cash flow hedge reserve
Opening balance	(154)	(172)
Net gains/(losses) from changes in fair value	(161)	(91)	(304)
Income tax effect	47	27
Transferred to income statements	203	115	21
Income tax effect	(60)	(33)
Closing balance	(125)	(154)	(172)
Foreign currency translation reserve
Opening balance	(529)	(413)
Exchange differences on translation of foreign operations (net of associated hedges)	181	(116)	(238)
Transferred to income statements	(3)
Closing balance	(351)	(529)	(413)
Other reserves
Opening balance	(18)	(19)
Transactions with owners		1
Closing balance	(18)	(18)	(19)
Total other reserves	1,077	794
Parent Entity
Available-for-sale securities reserve
Opening balance	70	10
Net gains/(losses) from changes in fair value	(34)	88
Income tax effect	13	(26)
Transferred to income statements	(33)	(3)
Income tax effect	6	1
Exchange differences	2
Closing balance	24	70	10
Share-based payment reserve
Opening balance	1,322	1,221
Share-based payment expense	103	101
Closing balance	1,425	1,322	1,221
Cash flow hedge reserve
Opening balance	(94)	(78)
Net gains/(losses) from changes in fair value	(125)	(42)
Income tax effect	38	13
Transferred to income statements	160	19
Income tax effect	(48)	(6)
Closing balance	(69)	(94)	(78)
Foreign currency translation reserve
Opening balance	(481)	(404)
Exchange differences on translation of foreign operations (net of associated hedges)	174	(77)
Closing balance	(307)	(481)	(404)
Other reserves
Opening balance	41	41
Closing balance	41	41	$ 41
Total other reserves	$ 1,114	$ 858